Inventories (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31,
	2025	2024
	(U.S. $ in thousands)
Finished goods	$74,573	$90,702
Work-in-process	4,125	7,491
Raw materials	66,540	81,616
	$145,238	$179,809

Finished goods	$ 74,573,000	$ 90,702,000
Work-in-process	4,125,000	7,491,000
Raw materials	66,540,000	81,616,000
Inventories	$ 145,238,000	$ 179,809,000